UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President, CCO, Secretary & Treasurer
Phone:    610-540-1306

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA               11/13/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           78

Form 13F Information Table Value Total:  $   134,101
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Gould Investment Partners
FORM 13F
30-Jun-07

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
Anadigics, Inc.                  COM             032515108     2204   121900   SH         Sole                121900
Arena Resources, Inc.            COM             040049108     2925    44650   SH         Sole                 44650
Arthrocare Corporation           COM             043136100     1207    21600   SH         Sole                 21600
Astronics Corporation            COM             046433108     2854    65500   SH         Sole                 65500
Atwood Oceanics, Inc.            COM             050095108     1799    23500   SH         Sole                 23500
Blackboard, Inc.                 COM             091935502     3236    70600   SH         Sole                 70600
Blue Coat Systems, Inc.          COM             09534T508      583     7400   SH         Sole                  7400
Bois D'Arc Energy                COM             09738U103      914    47700   SH         Sole                 47700
Capella Education Company        COM             139594105      299     5350   SH         Sole                  5350
Cavium Networks, Inc.            COM             14965A101     2411    74200   SH         Sole                 74200
Cbeyond, Inc.                    COM             149847105     1107    27150   SH         Sole                 27150
Chart Industries, Inc.           COM             16115Q308      688    21400   SH         Sole                 21400
Chipotle Mexican Grill, Inc.     COM             169656105     3272    27700   SH         Sole                 27700
Comtech Telecommunications Cor   COM             205826209     1316    24600   SH         Sole                 24600
Comverge, Inc.                   COM             205859101      417    12700   SH         Sole                 12700
Concur Technologies, Inc.        COM             206708109     3329   105600   SH         Sole                105600
Crocs, Inc.                      COM             227046109     7263   108000   SH         Sole                108000
Cubist Pharmaceuticals, Inc.     COM             229678107      585    27700   SH         Sole                 27700
Data Domain, Inc.                COM             23767P109     2040    65900   SH         Sole                 65900
Dawson Geophysical Company       COM             239359102      225     2900   SH         Sole                  2900
Dealertrack Holdings, Inc.       COM             242309102     3141    75000   SH         Sole                 75000
Dick's Sporting Goods, Inc.      COM             253393102      719    10700   SH         Sole                 10700
Double-Take Software, Inc.       COM             258598101      518    27100   SH         Sole                 27100
Dynamic Materials Corporation    COM             267888105     1959    40900   SH         Sole                 40900
Elizabeth Arden, Inc.            COM             28660G106      526    19500   SH         Sole                 19500
Enernoc, Inc.                    COM             292764107      863    22600   SH         Sole                 22600
Equinix, Inc.                    COM             29444U502      381     4300   SH         Sole                  4300
FTI Consulting, Inc.             COM             302941109     2450    48700   SH         Sole                 48700
Faro Technologies, Inc.          COM             311642102     1806    40900   SH         Sole                 40900
Flir Systems, Inc.               COM             302445101     2814    50800   SH         Sole                 50800
Gaiam, Inc.                      COM             36268Q103      690    28700   SH         Sole                 28700
Geoeye, Inc.                     COM             37250W108      690    26800   SH         Sole                 26800
Green Mountain Coffee, Inc.      COM             393122106     1799    54200   SH         Sole                 54200
HMS Holdings Corporation         COM             40425J101      473    19200   SH         Sole                 19200
Healthways, Inc.                 COM             422245100      631    11700   SH         Sole                 11700
Huron Consulting Group, Inc.     COM             447462102     1532    21100   SH         Sole                 21100
Illumina, Inc.                   COM             452327109     3616    69700   SH         Sole                 69700
Immucor Inc.                     COM             452526106     1534    42900   SH         Sole                 42900
J Crew Group, Inc.               COM             46612H402      452    10900   SH         Sole                 10900
Kendle Intl. Inc.                COM             48880L107     1287    31000   SH         Sole                 31000
Koppers Holdings, Inc.           COM             50060P106      726    18800   SH         Sole                 18800
Layne Christensen Co.            COM             521050104      732    13200   SH         Sole                 13200
Life Time Fitness, Inc.          COM             53217R207      877    14300   SH         Sole                 14300
Meridian Bioscience, Inc.        COM             589584101     2456    81000   SH         Sole                 81000
Monolithic Power Systems, Inc.   COM             609839105     2233    87900   SH         Sole                 87900
Natco Group, Inc.                COM             63227W203      652    12600   SH         Sole                 12600
Nuvasive, Inc.                   COM             670704105      693    19300   SH         Sole                 19300
Oceaneering International, Inc   COM             675232102     4101    54100   SH         Sole                 54100
Omniture, Inc.                   COM             68212S109     1222    40300   SH         Sole                 40300
Priceline.com, Inc.              COM             741503403     3621    40800   SH         Sole                 40800
Radiant Systems, Inc.            COM             75025N102      646    40800   SH         Sole                 40800
Riverbed Technology              COM             768573107     1155    28600   SH         Sole                 28600
Robbins & Myers, Inc.            COM             770196103     1627    28400   SH         Sole                 28400
Sciele Pharma, Inc.              COM             808627103     1657    63700   SH         Sole                 63700
Shoretel, Inc.                   COM             825211105      335    23400   SH         Sole                 23400
Shutterfly, Inc.                 COM             82568P304     1114    34900   SH         Sole                 34900
Sigma Designs, Inc.              COM             826565103     3459    71700   SH         Sole                 71700
Starent Networks Corporation     COM             85528P108     1573    74500   SH         Sole                 74500
Stratasys, Inc.                  COM             862685104     1576    57200   SH         Sole                 57200
Strayer Education                COM             863236105     2260    13400   SH         Sole                 13400
Synaptics Inc.                   COM             87157D109     1189    24900   SH         Sole                 24900
Synchronoss Tech, Inc.           COM             87157B103     1056    25100   SH         Sole                 25100
T-3 Energy Services, Inc.        COM             87306E107     1181    27700   SH         Sole                 27700
Tomotherapy, Inc.                COM             890088107     1717    73900   SH         Sole                 73900
United Industrial Corporation    COM             910671106     1332    17700   SH         Sole                 17700
Varian Semiconductor Equipment   COM             922207105     1127    21050   SH         Sole                 21050
Vasco Data Security Internatio   COM             92230Y104     2687    76100   SH         Sole                 76100
Verifone Holdings, Inc.          COM             92342Y109     3640    82101   SH         Sole                 82101
Vocus, Inc.                      COM             92858J108     1475    50450   SH         Sole                 50450
W H Energy Services, Inc.        COM             92925E108     2544    34500   SH         Sole                 34500
WebMD Health Corporation         COM             94770V102      578    11100   SH         Sole                 11100
Zoltec Companies, Inc.           COM             98975W104      585    13400   SH         Sole                 13400
Zumiez, Inc.                     COM             989817101     2369    53400   SH         Sole                 53400
Blue Phoenix Solutions           ADR             M20157109     2031   110300   SH         Sole                110300
Core Laboratories N V            ADR             N22717107     4433    34800   SH         Sole                 34800
JA Solar Holdings Company, Ltd   ADR             466090107     2621    58300   SH         Sole                 58300
New Oriental Education & Techn   ADR             647581107     2429    36500   SH         Sole                 36500
Shanda Interactive Ent. Ltd.     ADR             81941Q203     1837    49400   SH         Sole                 49400